PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	December 31,
	2016	2015
Land and land improvements	$96	$75
Buildings	214	201
Plant and equipment	1,789	1,940
Construction in progress	102	312
Total	2,201	2,528
Less accumulated depreciation	(1,023)	(1,251)
Property, plant, and equipment—net	$1,178	$1,277